Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Notes Payable

The Company’s outstanding Notes Payable consists of the following:

	At December 31,
	2020	2019
	(in thousands)
Note payable	$—	$3,334
Term loan	166,813	—
Less: debt issuance costs	(9,066)	(21)
Less: current portion of notes payable	(4,888)	(2,484)

Non-current notes payable, net of debt issuance costs	$152,859	$829

Schedule of Maturities of Long-term Debt

The future scheduled principal payments of debt as of December 31, 2020 were as follows:

Principal Payments
(in thousands)
2021	$4,888
2022	5,100
2023	7,650
2024	8,500
2025	8,500
Thereafter	132,175

Total	$166,813